PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property and equipment, net
Property and equipment	$ 8,950	$ 9,340
Less: Accumulated depreciation	(7,879)	(7,131)
Property and equipment, net	1,071	2,209
Depreciation expense	1,378	2,118	$ 1,838
Leasehold improvements
Property and equipment, net
Property and equipment	3,748	3,887
Furniture, fixtures and office equipment
Property and equipment, net
Property and equipment	2,345	2,440
Software and IT equipment
Property and equipment, net
Property and equipment	$ 2,857	$ 3,013